PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Opening Balance	$ 8,955,666	$ 8,325,304
Changes
Additions	1,138,154	1,173,156
Disposals	(14,697)	(38,042)
Withdrawals	(9,584)	(15,646)
Depreciation	(453,111)	(439,143)
Impairment loss recognized in profit or loss	(144,154)	(15,322)
Increase (decrease) through net exchange differences	59,738	(25,719)
Reclassification of assets held for sale	(22)	1,262
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	10,345	7,403
Decrease due to loss of control in subsidiary		(17,587)
Total changes	586,669	630,362
Closing balance	9,542,335	8,955,666
Construction work in progress [member]
Statement [Line Items]
Opening Balance	2,822,874	1,944,578
Changes
Additions	1,076,619	1,127,150
Disposals	(18)	(215)
Withdrawals	(2,573)	(2,105)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	53	(1,151)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	(304,266)	(245,383)
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		0
Total changes	769,815	878,296
Closing balance	3,592,689	2,822,874
Land [Member]
Statement [Line Items]
Opening Balance	888,465	930,372
Changes
Additions	2,003	6,647
Disposals	(9,747)	(25,285)
Withdrawals	(391)	(697)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	11,769	(7,181)
Reclassification of assets held for sale	347	107
Increase (decrease) through transfers from construction in progress	791	822
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		(16,320)
Total changes	4,772	(41,907)
Closing balance	893,237	888,465
Buildings [member]
Statement [Line Items]
Opening Balance	2,165,318	2,248,784
Changes
Additions	13,230	8,440
Disposals	(1,571)	(953)
Withdrawals	(569)	(2,572)
Depreciation	(132,521)	(136,490)
Impairment loss recognized in profit or loss	(25,611)	(14,669)
Increase (decrease) through net exchange differences	10,308	(4,359)
Reclassification of assets held for sale	68	949
Increase (decrease) through transfers from construction in progress	57,216	66,235
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		(47)
Total changes	(79,450)	(83,466)
Closing balance	2,085,868	2,165,318
Plant and equipment [Member]
Statement [Line Items]
Opening Balance	2,915,611	3,026,136
Changes
Additions	26,102	22,372
Disposals	(2,788)	(10,839)
Withdrawals	(5,319)	(6,011)
Depreciation	(305,572)	(288,723)
Impairment loss recognized in profit or loss	(118,026)	(95)
Increase (decrease) through net exchange differences	36,234	(12,084)
Reclassification of assets held for sale	(437)	206
Increase (decrease) through transfers from construction in progress	210,682	178,611
Reclassification from lease to Property, plant and equipment	4,438	7,251
Decrease due to loss of control in subsidiary		(1,213)
Total changes	(154,686)	(110,525)
Closing balance	2,760,925	2,915,611
IT Equipment [member]
Statement [Line Items]
Opening Balance	23,516	26,166
Changes
Additions	815	1,277
Disposals	(221)	(170)
Withdrawals	(286)	(42)
Depreciation	(6,326)	(6,424)
Impairment loss recognized in profit or loss	(4)	(454)
Increase (decrease) through net exchange differences	143	(80)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	4,997	3,243
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		0
Total changes	(874)	(2,650)
Closing balance	22,642	23,516
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	13,563	16,627
Changes
Additions	808	566
Disposals	(273)	(4)
Withdrawals	(15)	0
Depreciation	(3,071)	(3,163)
Impairment loss recognized in profit or loss	(521)	(9)
Increase (decrease) through net exchange differences	82	170
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	444	(617)
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		(7)
Total changes	(2,546)	(3,064)
Closing balance	11,017	13,563
Motor vehicles [member]
Statement [Line Items]
Opening Balance	13,678	15,055
Changes
Additions	462	470
Disposals	(62)	(371)
Withdrawals	(80)	(31)
Depreciation	(4,477)	(3,278)
Impairment loss recognized in profit or loss	0	(95)
Increase (decrease) through net exchange differences	503	(219)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	29,996	1,995
Reclassification from lease to Property, plant and equipment	5,907	152
Decrease due to loss of control in subsidiary		0
Total changes	32,249	(1,377)
Closing balance	45,927	13,678
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	112,641	117,586
Changes
Additions	18,115	6,234
Disposals	(17)	(205)
Withdrawals	(351)	(4,188)
Depreciation	(1,144)	(1,065)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	646	(815)
Reclassification of assets held for sale	0	0
Increase (decrease) through transfers from construction in progress	140	(4,906)
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary		0
Total changes	17,389	(4,945)
Closing balance	$ 130,030	$ 112,641